FAIR VALUES AND FINANCIAL RISK MANAGEMENT - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jul. 02, 2021	Dec. 31, 2020	Jun. 26, 2020
Disclosure of fair value measurement of assets [line items]
Borrowings	€ 13,600	€ 7,200
Total assets	29,170	19,237	€ 19,063
Liabilities	22,375	13,212	€ 13,231
Gains on cash flow hedges	139
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Borrowings	13,900	7,600
Level 2 | Recurring | Derivative liability
Disclosure of fair value measurement of assets [line items]
Liabilities	95	77
Level 2 | Recurring | Derivative asset
Disclosure of fair value measurement of assets [line items]
Total assets	€ 260	€ 46